Change in Control	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Note 11: Change in Control

On March 23, 2018, three parties acquired an aggregate 4,000,000 shares of the Company’s common stock (or 78.74% of the total issued and outstanding shares of the Company as of the date of acquisition) from Tadas Dabasinkas pursuant to the SPA. Mr. Dabasinkas received an aggregate $443,079 for the 4,000,000 shares; the Company received no proceeds from this transaction. Pursuant to the SPA and other related agreements, Mr. Dabasinkas resigned from all management and Board positions, and all of the Company’s outstanding loan balance owed to Mr. Dabasinkas, in the amount of $3,731, was fully forgiven by Mr. Dabasinkas.

On March 23, 2018, three parties acquired an aggregate 4,000,000 shares of the Company’s common stock (or 78.74% of the total issued and outstanding shares of the Company as of the date of acquisition) from Tadas Dabasinkas pursuant to the SPA. Mr. Dabasinkas received an aggregate $443,079 for the 4,000,000 shares; the Company received no proceeds from this transaction. Pursuant to the SPA and other related agreements, Mr. Dabasinkas resigned from all management and Board positions, and all of the Company’s outstanding loan balance owed to Mr. Dabasinkas, in the amount of $3,731, was fully forgiven by Mr. Dabasinkas.